TAXATION ON INCOME - Expiration dates of tax losses (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 560,633	₺ 524,128
Within 1 year
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	2,877	3,289
Between 1 and 2 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	21,255	5,654
Between 2 and 3 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	72,576	155,409
Between 3 and 4 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	119,555	181,896
Between 4 and 5 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 344,370	₺ 177,880